Variable Interest Entities (Narrative) (Detail) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	May 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) MW Generator	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Variable Interest Entity [Line Items]
Long term debt		$ 31,853		$ 31,853		$ 26,328
Virginia Electric and Power Company
Variable Interest Entity [Line Items]
Securities due within one year		2		2		350	[1]
Long term debt		11,291		11,291		11,321	[1]
Payables to affiliates		182		182		209	[1]
Virginia Electric and Power Company | DECGS
Variable Interest Entity [Line Items]
Shared services purchased					$ 9
Virginia Electric and Power Company | DEQPS
Variable Interest Entity [Line Items]
Shared services purchased					15
Dominion Energy Gas Holdings, LLC
Variable Interest Entity [Line Items]
Securities due within one year		450		450		748	[2]
Long term debt		7,031		7,031		7,022	[2]
Payables to affiliates		69		69		124	[2]
Liabilities discontinued operation		1,030		1,030		1,273	[2]
Dominion Energy Gas Holdings, LLC | DECGS
Variable Interest Entity [Line Items]
Shared services purchased		5	$ 5	9
Payables to affiliates		12		12		6
Dominion Energy Gas Holdings, LLC | DEQPS
Variable Interest Entity [Line Items]
Shared services purchased		11	8	20
Payables to affiliates		12		12		6
Variable Interest Entity, Primary Beneficiary | SBL Holdco
Variable Interest Entity [Line Items]
Securities due within one year		32		32		31
Long term debt		290		$ 290		299
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability | Virginia Electric and Power Company
Variable Interest Entity [Line Items]
Long term capacity contract non utility generators (generators) | Generator				1
Aggregate generation capacity from long-term power and capacity contracts (MW) | MW				218
Payment for contract termination	$ 135			$ 135
Payment for contract termination after tax		100		100
Payment for electric capacity		12		13	25
Payment for electric energy			5	1	10
Variable Interest Entity, Not Primary Beneficiary | Virginia Electric and Power Company | DES
Variable Interest Entity [Line Items]
Shared services purchased		129	83	218	172
Payables to affiliates		92		92		107
Variable Interest Entity, Not Primary Beneficiary | Dominion Energy Gas Holdings, LLC
Variable Interest Entity [Line Items]
Liabilities discontinued operation		19		19		18
Variable Interest Entity, Not Primary Beneficiary | Dominion Energy Gas Holdings, LLC | DES
Variable Interest Entity [Line Items]
Shared services purchased		39	$ 26	67	$ 54
Payables to affiliates		$ 30		$ 30		$ 44

[1]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.